Schedule of Investments
(unaudited)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(a)
............... 762 $ 4,549
Entertainment — 0.1%
TKO Group Holdings, Inc. , Class A ......... 72 11,002
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 120 13,329
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
....................... 872 14,135
Metals & Mining — 0.1%
Constellium SE , Class A
(a)
............... 1,919 19,363
Specialized REITs — 0.1%
VICI Properties, Inc. ................... 918 29,945
Total Common Stocks — 0 .5%
(Cost: $ 107,869 ) ................................. 92,323
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
(b)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 .... USD 17 17,275
Axon Enterprise, Inc.
6.13% , 03/15/30 ................... 17 17,157
6.25% , 03/15/33 ................... 13 13,134
Bombardier, Inc.
6.00% , 02/15/28 ................... 36 35,526
8.75% , 11/15/30 ................... 30 31,629
7.25% , 07/01/31 ................... 15 15,051
7.00% , 06/01/32 ................... 27 26,883
BWX Technologies, Inc.
4.13% , 06/30/28 ................... 10 9,444
4.13% , 04/15/29 ................... 8 7,470
Goat Holdco LLC, 6.75%, 02/01/32 ........ 20 19,575
Spirit AeroSystems, Inc.
9.38% , 11/30/29 ................... 40 42,671
9.75% , 11/15/30 ................... 32 35,323
TransDigm, Inc.
6.75% , 08/15/28 ................... 38 38,555
6.38% , 03/01/29 ................... 78 78,795
6.88% , 12/15/30 ................... 6 6,131
7.13% , 12/01/31 ................... 47 48,355
6.63% , 03/01/32 ................... 103 104,313
6.00% , 01/15/33 ................... 93 91,525
Triumph Group, Inc., 9.00%, 03/15/28 ...... 65 68,333
707,145
Air Freight & Logistics — 0.1%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 15 14,850
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 7 7,135
21,985
Automobile Components — 1.8%
Clarios Global LP
(b)
8.50% , 05/15/27 ................... 118 118,028
6.75% , 05/15/28 ................... 53 53,746
6.75% , 02/15/30 ................... 15 15,143
Dana, Inc.
4.25% , 09/01/30 ................... 6 5,537
4.50% , 02/15/32 ................... 8 7,285
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
11 10,873
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 9 8,348
Security
Par (000)
Par (000) Value
Automobile Components (continued)
5.25% , 04/30/31 ................... USD 2 $ 1,804
5.63% , 04/30/33 ................... 2 1,787
Icahn Enterprises LP
5.25% , 05/15/27 ................... 61 57,993
9.75% , 01/15/29 ................... 13 12,922
4.38% , 02/01/29 ................... 17 14,164
10.00% , 11/15/29
(b)
................. 16 15,888
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 37 35,289
358,807
Banks — 0.7%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (c) (d)
EUR 100 22,708
Citigroup, Inc.
(e)(f)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ........................ USD 1 1,040
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 45 46,021
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 23 22,743
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 20 19,942
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 15 15,552
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(e) (f)
................. 13 13,490
141,496
Broadline Retail — 0.2%
Match Group Holdings II LLC
(b)
4.13% , 08/01/30 ................... 15 13,443
3.63% , 10/01/31 ................... 30 25,855
39,298
Building Products — 2.8%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 17 17,074
Builders FirstSource, Inc., 6.38%, 03/01/34 ... 13 12,900
EMRLD Borrower LP
6.63% , 12/15/30 ................... 192 192,085
6.75% , 07/15/31 ................... 14 14,091
JELD-WEN, Inc., 7.00%, 09/01/32 ........ 27 23,953
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 ................... 21 20,297
9.75% , 07/15/28 ................... 14 14,074
Quikrete Holdings, Inc.
6.38% , 03/01/32 ................... 78 78,495
6.75% , 03/01/33 ................... 23 22,896
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 ................... 31 30,078
8.88% , 11/15/31 ................... 50 51,802
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 45 44,986
Standard Industries, Inc.
4.75% , 01/15/28 ................... 2 1,936
4.38% , 07/15/30 ................... 18 16,610
3.38% , 01/15/31 ................... 20 17,389
Wilsonart LLC, 11.00%, 08/15/32 ......... 20 18,351
577,017
Capital Markets — 1.8%
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 3 3,113

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.70% , 07/29/31 ................... USD 10 $ 10,317
6.55% , 03/15/32
(b)
.................. 10 10,132
Ares Capital Corp., 5.80%, 03/08/32 ....... 5 4,970
Ares Strategic Income Fund
(b)
5.70% , 03/15/28 ................... 13 13,000
5.60% , 02/15/30 ................... 18 17,742
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 5 4,914
Blackstone Private Credit Fund
(b)
6.25% , 01/25/31 ................... 2 2,033
6.00% , 11/22/34 ................... 40 38,481
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 5 5,241
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 17 17,743
6.60% , 09/15/29
(b)
.................. 2 2,032
6.65% , 03/15/31 ................... 20 20,398
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 3 3,041
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(f)
............ 35 33,349
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 19 17,924
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
26 25,641
Goldman Sachs Group, Inc. (The)
(e)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 25 25,312
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 49 47,928
Golub Capital Private Credit Fund, 5.88%,
05/01/30
(b)
...................... 6 5,941
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 16 15,519
8.00% , 06/15/27 ................... 13 13,458
HPS Corporate Lending Fund, 6.75%, 01/30/29
(b)
9 9,271
Sixth Street Lending Partners, 6.13%, 07/15/30
(b)
10 10,065
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(e) (f)
................. 8 8,202
365,767
Chemicals — 2.0%
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 8 7,942
6.75% , 04/15/33 ................... 11 10,678
Chemours Co. (The)
5.38% , 05/15/27 ................... 20 19,511
5.75% , 11/15/28
(b)
.................. 27 24,903
4.63% , 11/15/29
(b)
.................. 4 3,414
8.00% , 01/15/33
(b)
.................. 12 11,221
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 83 78,149
HB Fuller Co., 4.25%, 10/15/28 .......... 10 9,484
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... 17 16,897
Ingevity Corp., 3.88%, 11/01/28
(b)
......... 9 8,400
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (g)
............ 23 19,808
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 10 8,619
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 13 12,663
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 20 19,264
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... 6 5,263
4.38% , 02/01/32 ................... 10 8,787
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 44 41,268
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 15 $ 14,487
5.63% , 08/15/29 ................... 83 71,430
7.38% , 03/01/31 ................... 28 27,976
420,164
Commercial Services & Supplies — 4.9%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 ................... 2 1,878
4.88% , 07/15/32 ................... 16 14,936
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 ................... 200 189,431
7.88% , 02/15/31 ................... 109 110,390
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... 14 12,972
4.75% , 10/15/29 ................... 8 7,467
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 13 12,763
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... 10 10,137
6.75% , 06/15/32 ................... 42 42,584
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 5 5,053
Deluxe Corp., 8.13%, 09/15/29
(b)
......... 8 8,047
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 23 22,387
7.75% , 02/15/28 ................... 51 52,267
6.00% , 06/01/29 ................... 8 7,501
8.25% , 08/01/32 ................... 38 37,086
8.38% , 11/15/32 ................... 58 57,026
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 38 36,115
4.38% , 08/15/29 ................... 33 31,127
6.75% , 01/15/31 ................... 31 31,955
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... 43 40,625
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... 46 46,036
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 17 16,508
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 12 11,161
5.00% , 09/01/30 ................... 9 8,337
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 43 42,592
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... 10 10,588
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 58 58,196
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 ................... 12 11,630
6.63% , 06/15/29 ................... 4 4,047
6.63% , 04/15/30 ................... 20 20,214
7.38% , 10/01/31 ................... 25 25,745
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 8 8,145
994,946
Communications Equipment — 0.3%
(b)
CommScope LLC
4.75% , 09/01/29 ................... 32 28,450
9.50% , 12/15/31 ................... 30 30,900
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 7 6,401
65,751
Construction & Engineering — 0.7%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ........... 40 37,487
Brand Industrial Services, Inc., 10.38%, 08/01/30 108 103,032
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 7 6,544
Pike Corp., 8.63%, 01/31/31 ............ 6 6,323
153,386

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 1.3%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(f)
............ USD 5 $ 4,838
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 10 9,860
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(b) (f)
.... 5 4,889
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 ................... 22 22,539
8.00% , 06/15/28 ................... 7 7,340
6.88% , 04/15/29 ................... 21 21,250
5.88% , 03/15/30 ................... 13 12,846
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 18 18,248
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 ................... 18 18,890
6.50% , 03/26/31 ................... 10 10,413
Navient Corp., 9.38%, 07/25/30 .......... 16 17,045
OneMain Finance Corp.
6.63% , 01/15/28 ................... 4 4,030
6.63% , 05/15/29 ................... 19 19,035
5.38% , 11/15/29 ................... 19 18,076
7.88% , 03/15/30 ................... 24 24,875
4.00% , 09/15/30 ................... 15 13,214
7.50% , 05/15/31 ................... 7 7,123
7.13% , 11/15/31 ................... 8 8,048
6.75% , 03/15/32 ................... 17 16,685
SLM Corp., 6.50%, 01/31/30 ............ 4 4,105
263,349
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(b)
5.88% , 02/15/28 ................... 6 5,997
6.50% , 02/15/28 ................... 5 5,070
3.50% , 03/15/29 ................... 19 17,486
4.88% , 02/15/30 ................... 8 7,643
6.25% , 03/15/33 ................... 15 15,146
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 9 9,257
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... 16 14,962
6.13% , 09/15/32 ................... 31 30,813
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 11 10,863
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 27 26,023
7.25% , 01/15/32 ................... 15 15,592
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 8 8,169
4.80% , 11/18/44 ................... 6 5,432
172,453
Containers & Packaging — 2.2%
Ball Corp., 3.13%, 09/15/31 ............ 15 13,001
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 42 42,232
6.88% , 01/15/30 ................... 28 28,212
8.75% , 04/15/30 ................... 37 37,523
6.75% , 04/15/32 ................... 43 43,298
LABL, Inc.
(b)
5.88% , 11/01/28 ................... 15 11,804
9.50% , 11/01/28 ................... 30 25,365
8.63% , 10/01/31 ................... 19 14,155
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 191 187,180
9.25% , 04/15/27 ................... 10 9,433
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 18 17,326
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.00% , 04/15/29 ................... USD 3 $ 2,914
6.50% , 07/15/32 ................... 12 12,146
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 7 7,508
452,097
Distributors — 0.3%
(b)
Dealer Tire LLC, 8.00%, 02/01/28 ......... 8 7,796
Gates Corp., 6.88%, 07/01/29 ........... 18 18,312
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 5 4,539
6.50% , 07/15/32 ................... 24 23,943
54,590
Diversified Consumer Services — 0.7%
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(b)
...................... 11 10,411
Service Corp. International
3.38% , 08/15/30 ................... 2 1,782
4.00% , 05/15/31 ................... 28 25,360
5.75% , 10/15/32 ................... 55 54,051
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 52 53,214
144,818
Diversified REITs — 0.8%
(b)
Digital Realty Trust LP, 1.88%, 11/15/29
(h)
.... 4 3,961
Global Net Lease, Inc., 3.75%, 12/15/27 ..... 7 6,588
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 22 20,313
Uniti Group LP, 10.50%, 02/15/28 ......... 124 131,724
162,586
Diversified Telecommunication Services — 5.2%
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 25 24,190
6.38% , 09/01/29
(b)
.................. 77 76,770
4.75% , 03/01/30
(b)
.................. 41 38,025
4.50% , 08/15/30
(b)
.................. 5 4,552
4.25% , 02/01/31
(b)
.................. 21 18,609
7.38% , 03/01/31
(b)
.................. 87 88,390
4.75% , 02/01/32
(b)
.................. 6 5,327
4.50% , 05/01/32 ................... 2 1,736
4.25% , 01/15/34
(b)
.................. 32 26,320
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 10 9,989
5.00% , 05/01/28
(b)
.................. 49 48,345
5.88% , 11/01/29 ................... 10 9,501
6.00% , 01/15/30
(b)
.................. 15 15,033
8.75% , 05/15/30
(b)
.................. 115 121,145
8.63% , 03/15/31
(b)
.................. 15 15,977
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 .................. 70 76,484
4.88% , 06/15/29 ................... 46 38,887
11.00% , 11/15/29 .................. 62 69,215
4.50% , 04/01/30 ................... 19 14,990
10.50% , 05/15/30 .................. 74 79,291
3.88% , 10/15/30 ................... 2 1,510
10.75% , 12/15/30 .................. 29 31,986
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... 14 12,729
4.13% , 04/15/30 ................... 14 12,645
10.00% , 10/15/32 .................. 12 12,351
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 4 4,143
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 84 85,521
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 115 104,746
6.13% , 03/01/28 ................... 27 22,457
1,070,864

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 1.6%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... USD 19 $ 19,012
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(f)
............ 11 10,982
FirstEnergy Corp., 4.00%, 05/01/26
(h)
....... 39 39,507
NextEra Energy Capital Holdings, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 11 11,228
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 15 15,016
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 22 21,587
6.00% , 02/01/33 ................... 44 42,805
6.25% , 11/01/34 ................... 52 51,189
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
6 5,582
Southern Co. (The), 4.50%, 06/15/27
(b) (h)
..... 12 13,210
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 32 33,512
6.88% , 04/15/32 ................... 29 29,557
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 44 43,269
336,456
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 30 28,559
Electronic Equipment, Instruments & Components — 0.5%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 35 33,389
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 50 46,189
3.75% , 02/15/31 ................... 17 14,843
Zebra Technologies Corp., 6.50%, 06/01/32 ... 7 7,084
101,505
Energy Equipment & Services — 1.9%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 9 9,005
6.25% , 04/01/28 ................... 36 36,027
6.63% , 09/01/32 ................... 28 28,110
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 11 11,272
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 9 9,210
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 33 33,639
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
.... 8 7,364
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 13 12,822
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 17 16,990
Oceaneering International, Inc., 6.00%, 02/01/28 5 4,947
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 15 14,338
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
... 8 8,302
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 5 5,546
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 25 24,906
8.25% , 05/15/29 ................... 19 18,572
8.75% , 02/15/30 ................... 14 14,125
8.50% , 05/15/31 ................... 24 23,320
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 36 36,614
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 45 45,052
Weatherford International Ltd., 8.63%, 04/30/30
(b)
37 37,569
397,730
Entertainment — 0.2%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ...... 7 7,066
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ....................... 16 14,845
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc.
4.75% , 10/15/27 ................... USD 16 $ 15,597
3.75% , 01/15/28 ................... 7 6,661
Playtika Holding Corp., 4.25%, 03/15/29 ..... 5 4,401
48,570
Financial Services — 2.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(f)
..... 20 19,318
Block, Inc.
2.75% , 06/01/26 ................... 3 2,910
3.50% , 06/01/31 ................... 8 7,034
6.50% , 05/15/32
(b)
.................. 126 127,270
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(f)
............ 13 12,915
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 10 10,156
9.13% , 05/15/31 ................... 19 19,120
8.38% , 04/01/32 ................... 12 11,725
Global Payments, Inc., 1.50%, 03/01/31
(h)
.... 25 23,550
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
......... 14 13,837
Nationstar Mortgage Holdings, Inc.
(b)
6.00% , 01/15/27 ................... 2 1,999
6.50% , 08/01/29 ................... 30 30,414
5.13% , 12/15/30 ................... 11 10,972
5.75% , 11/15/31 ................... 12 11,996
7.13% , 02/01/32 ................... 44 45,706
NCR Atleos Corp., 9.50%, 04/01/29
(b)
....... 3 3,253
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 14 14,564
7.13% , 11/15/30 ................... 17 17,272
6.88% , 02/15/33 ................... 12 11,925
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 23 22,044
3.88% , 03/01/31 ................... 17 15,229
4.00% , 10/15/33 ................... 7 6,004
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 56 56,445
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 27 26,779
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 9 8,977
WEX, Inc., 6.50%, 03/15/33
(b)
........... 19 18,792
550,206
Food Products — 1.7%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 6 6,028
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(g)
.............. 71 77,174
Chobani LLC
4.63% , 11/15/28 ................... 33 31,753
7.63% , 07/01/29 ................... 89 91,442
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 18 17,891
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 6 6,195
9.63% , 09/15/32 ................... 6 6,166
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 ................... 18 16,767
4.38% , 01/31/32 ................... 27 24,663
Post Holdings, Inc.
4.50% , 09/15/31 ................... 4 3,623
6.25% , 02/15/32 ................... 17 17,100
6.38% , 03/01/33 ................... 19 18,683
6.25% , 10/15/34 ................... 12 11,814
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 13 12,052
341,351

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(f)
................. USD 12 $ 11,838
Suburban Propane Partners LP, 5.00%, 06/01/31 8 7,222
19,060
Ground Transportation — 0.3%
(b)
Clue Opco LLC, 9.50%, 10/15/31 ......... 10 10,003
EquipmentShare.com, Inc., 8.00%, 03/15/33 .. 8 8,055
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 32 31,975
Hertz Corp. (The), 12.63%, 07/15/29 ....... 9 8,127
58,160
Health Care Equipment & Supplies — 1.5%
(b)
Avantor Funding, Inc., 3.88%, 11/01/29 ..... 23 21,234
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 84 87,150
Insulet Corp., 6.50%, 04/01/33 ........... 14 14,230
Medline Borrower LP
3.88% , 04/01/29 ................... 27 25,238
6.25% , 04/01/29 ................... 25 25,318
5.25% , 10/01/29 ................... 113 108,432
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 13 13,688
Sotera Health Holdings LLC, 7.38%, 06/01/31 . 12 12,200
307,490
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 10 9,990
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 30 27,833
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 64 61,115
6.00% , 01/15/29 ................... 35 31,103
5.25% , 05/15/30 ................... 48 39,602
4.75% , 02/15/31 ................... 13 10,276
10.88% , 01/15/32 .................. 52 51,229
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
...................... 21 21,368
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 11 11,062
Encompass Health Corp.
4.75% , 02/01/30 ................... 7 6,734
4.63% , 04/01/31 ................... 23 21,556
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
12 11,557
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 42 39,370
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 14 14,772
11.00% , 10/15/30 .................. 40 43,484
8.38% , 02/15/32 ................... 28 28,192
10.00% , 06/01/32 .................. 19 18,124
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... 15 14,763
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 15 13,995
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 6 5,661
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 81 79,838
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
66 65,266
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 67 67,957
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
23 22,934
717,781
Health Care REITs — 0.3%
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
...................... 51 51,953
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 12 12,089
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 7 6,921
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(h)
... 1 934
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 16 15,137
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
6.50% , 04/01/32 ................... USD 43 $ 42,923
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 ................... 11 10,755
4.00% , 09/15/29 ................... 8 7,176
Service Properties Trust
8.63% , 11/15/31
(b)
.................. 86 90,723
8.88% , 06/15/32 ................... 30 29,688
XHR LP, 6.63%, 05/15/30
(b)
............. 7 6,872
223,218
Hotels, Restaurants & Leisure — 5.5%
1011778 BC ULC
(b)
5.63% , 09/15/29 ................... 11 10,889
4.00% , 10/15/30 ................... 19 17,196
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 18 16,946
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 58 58,794
6.50% , 02/15/32 ................... 48 47,844
6.00% , 10/15/32 ................... 11 10,273
Carnival Corp.
(b)
6.00% , 05/01/29 ................... 35 34,755
6.13% , 02/15/33 ................... 54 53,213
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 28 27,202
5.75% , 04/01/30 ................... 23 22,497
6.75% , 05/01/31 ................... 56 56,441
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... 16 14,736
6.75% , 01/15/30 ................... 4 3,458
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 22 22,103
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 ................... 2 1,934
3.63% , 02/15/32
(b)
.................. 3 2,630
5.88% , 03/15/33
(b)
.................. 38 37,625
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 14 14,192
7.50% , 09/01/31 ................... 22 22,536
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 8 8,152
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 19 18,889
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
23 17,546
MGM Resorts International, 6.13%, 09/15/29 .. 27 26,732
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 11 10,324
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 11 10,810
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... 8 8,414
7.75% , 02/15/29 ................... 13 13,549
6.25% , 03/01/30 ................... 9 8,836
6.75% , 02/01/32 ................... 31 30,622
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 11 10,965
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... 10 7,350
5.88% , 09/01/31 ................... 13 8,612
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
...................... 3 3,187
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 10 9,833
Royal Caribbean Cruises Ltd.
(b)
5.63% , 09/30/31 ................... 67 65,789
6.00% , 02/01/33 ................... 55 54,966
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 23 22,760
10.75% , 11/15/29 .................. 27 27,197

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
USD 18 $ 16,976
Six Flags Entertainment Corp.
5.38% , 04/15/27 ................... 6 5,924
6.63% , 05/01/32
(b)
.................. 6 6,050
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 16 15,325
4.63% , 12/01/31 ................... 15 13,478
6.63% , 03/15/32 ................... 17 16,861
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
....... 22 22,244
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 16 15,919
7.00% , 02/15/29 ................... 3 3,010
9.13% , 07/15/31 ................... 54 57,679
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 8 7,865
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 43 41,265
7.13% , 02/15/31 ................... 33 34,150
6.25% , 03/15/33 ................... 23 22,401
1,118,944
Household Durables — 0.9%
Ashton Woods USA LLC, 4.63%, 04/01/30
(b)
.. 8 7,234
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... 4 3,922
7.50% , 03/15/31
(b)
.................. 3 2,906
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 17 15,328
4.88% , 02/15/30 ................... 15 13,111
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
. 9 8,213
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 6 6,201
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 3 3,034
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 48 51,341
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 8 8,337
7.00% , 11/15/32 ................... 15 14,186
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 11 10,125
Meritage Homes Corp., 1.75%, 05/15/28
(b) (h)
... 22 21,494
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 14 14,360
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 2 1,858
3.88% , 10/15/31 ................... 4 3,512
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 8 8,211
193,373
Household Products — 0.1%
Central Garden & Pet Co.
4.13% , 10/15/30 ................... 10 9,092
4.13% , 04/30/31
(b)
.................. 4 3,579
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 4 3,547
16,218
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(f)
............ 17 17,155
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 2 1,939
3.75% , 01/15/32 ................... 27 23,133
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 6 6,177
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(b) (e) (f)
..................... 10 10,262
XPLR Infrastructure LP, 2.50%, 06/15/26
(b) (h)
.. 17 16,210
74,876
Security
Par (000)
Par (000) Value
Insurance — 6.0%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... USD 61 $ 58,871
6.75% , 10/15/27 ................... 49 48,805
5.88% , 11/01/29 ................... 53 51,226
7.00% , 01/15/31 ................... 61 61,187
7.38% , 10/01/32 ................... 52 52,229
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 10 10,076
4.88% , 06/30/29 ................... 21 19,797
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 13 12,813
AssuredPartners, Inc., 7.50%, 02/15/32 ..... 24 25,618
Howden UK Refinance plc
7.25% , 02/15/31 ................... 107 107,988
8.13% , 02/15/32 ................... 59 59,619
HUB International Ltd.
7.25% , 06/15/30 ................... 179 184,371
7.38% , 01/31/32 ................... 224 228,073
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 34 35,718
10.50% , 12/15/30 .................. 24 25,699
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 177 180,351
Ryan Specialty LLC
4.38% , 02/01/30 ................... 9 8,563
5.88% , 08/01/32 ................... 19 18,766
USI, Inc., 7.50%, 01/15/32 ............. 30 30,605
1,220,375
Interactive Media & Services — 0.2%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 39 38,997
IT Services — 0.4%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
48 48,389
Twilio, Inc.
3.63% , 03/15/29 ................... 12 11,126
3.88% , 03/15/31 ................... 17 15,314
74,829
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 2 1,790
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 8 7,274
9,064
Machinery — 1.8%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 8 7,958
ATS Corp., 4.13%, 12/15/28 ............ 9 8,359
Chart Industries, Inc., 7.50%, 01/01/30 ...... 37 38,374
Esab Corp., 6.25%, 04/15/29 ............ 18 18,263
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29 ....................... 6 4,710
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 62 62,115
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 8 8,223
Terex Corp., 6.25%, 10/15/32 ........... 10 9,698
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 196,252
Wabash National Corp., 4.50%, 10/15/28 .... 17 15,274
369,226
Media — 6.7%
Cable One, Inc.
0.00% , 03/15/26
(h) (i)
................. 5 4,737
1.13% , 03/15/28
(h)
.................. 23 18,257
4.00% , 11/15/30
(b)
.................. 6 4,758
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 38 36,726
7.75% , 04/15/28 ................... 15 12,893
9.00% , 09/15/28 ................... 58 59,570
7.50% , 06/01/29 ................... 71 58,636

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
7.88% , 04/01/30 ................... USD 65 $ 63,729
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 12 10,350
CSC Holdings LLC, 11.75%, 01/31/29
(b)
..... 200 193,969
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 43 41,669
10.00% , 02/15/31 .................. 43 41,289
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 46 42,226
5.75% , 12/01/28 ................... 46 38,794
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 105 110,573
EchoStar Corp.
10.75% , 11/30/29 .................. 98 102,685
6.75% , 11/30/30 ................... 101 88,860
GCI LLC, 4.75%, 10/15/28
(b)
............ 4 3,688
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 9 8,820
10.50% , 07/15/29 .................. 46 47,925
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 22 22,244
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 51 44,250
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 4 3,931
4.25% , 01/15/29 ................... 34 31,531
4.63% , 03/15/30 ................... 6 5,486
7.38% , 02/15/31 ................... 18 18,747
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 20 17,112
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
39 38,485
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 26 25,189
5.00% , 08/01/27 ................... 58 56,668
4.00% , 07/15/28 ................... 4 3,732
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 8 7,618
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 19 18,843
8.00% , 08/15/28 ................... 68 68,212
8.50% , 07/31/31 ................... 23 22,474
1,374,676
Metals & Mining — 2.6%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 30 30,588
11.50% , 10/01/31 .................. 59 64,159
ATI, Inc.
5.88% , 12/01/27 ................... 19 18,867
4.88% , 10/01/29 ................... 8 7,619
7.25% , 08/15/30 ................... 31 31,953
5.13% , 10/01/31 ................... 21 19,665
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 74 74,099
Carpenter Technology Corp., 7.63%, 03/15/30 . 16 16,481
Cleveland-Cliffs, Inc.
(b)
6.88% , 11/01/29 ................... 13 12,721
7.50% , 09/15/31 ................... 5 4,882
7.38% , 05/01/33 ................... 11 10,555
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 24 23,312
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 34 32,295
4.50% , 06/01/31 ................... 48 42,481
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 18 18,180
Novelis Corp.
(b)
3.25% , 11/15/26 ................... 59 57,038
4.75% , 01/30/30 ................... 18 16,700
3.88% , 08/15/31 ................... 36 31,299
Novelis, Inc., 6.88%, 01/30/30
(b)
.......... 26 26,368
539,262
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... USD 10 $ 9,508
7.75% , 12/01/29 ................... 6 6,176
Ladder Capital Finance Holdings LLLP
4.75% , 06/15/29 ................... 4 3,810
7.00% , 07/15/31 ................... 14 14,369
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 16 16,402
6.00% , 04/15/30 ................... 5 4,886
6.50% , 07/01/30 ................... 10 10,005
6.50% , 10/15/30 ................... 14 13,870
79,026
Multi-Utilities — 0.1%
(f)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... 7 7,013
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. 5 4,965
11,978
Oil, Gas & Consumable Fuels — 9.3%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 22 22,377
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
17 16,617
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 10 12,250
5.88% , 06/30/29 ................... 30 29,275
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 14 14,308
7.25% , 07/15/32 ................... 11 11,379
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 6 6,099
6.75% , 02/01/30
(b)
.................. 6 6,078
5.85% , 11/15/43 ................... 8 7,073
5.60% , 10/15/44 ................... 8 6,857
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 10 9,948
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 33 33,583
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 8 8,256
8.63% , 11/01/30 ................... 9 9,285
8.75% , 07/01/31 ................... 44 45,186
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
11 10,241
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 7 7,118
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 32 31,241
5.88% , 01/15/30 ................... 25 23,610
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 35 34,617
7.38% , 01/15/33 ................... 34 32,784
DT Midstream, Inc.
(b)
4.13% , 06/15/29 ................... 13 12,235
4.38% , 06/15/31 ................... 12 11,037
Enbridge, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 10 10,091
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 13 13,346
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 10 10,626
Energy Transfer LP
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 31 32,623

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... USD 19 $ 19,293
EQT Corp.
(b)
4.50% , 01/15/29 ................... 3 2,905
6.38% , 04/01/29 ................... 16 16,370
7.50% , 06/01/30 ................... 4 4,318
4.75% , 01/15/31 ................... 11 10,580
Genesis Energy LP
7.75% , 02/01/28 ................... 9 9,090
8.25% , 01/15/29 ................... 20 20,649
8.88% , 04/15/30 ................... 2 2,077
7.88% , 05/15/32 ................... 28 28,199
8.00% , 05/15/33 ................... 16 16,124
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 11 11,146
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 9 9,249
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 16 16,318
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 5 4,995
5.75% , 02/01/29 ................... 13 12,560
6.00% , 04/15/30 ................... 1 951
8.38% , 11/01/33 ................... 60 61,487
6.88% , 05/15/34 ................... 23 21,631
7.25% , 02/15/35 ................... 9 8,595
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 13 13,555
7.38% , 07/15/32 ................... 15 15,368
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 35 32,289
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
30 29,983
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
...... 3 2,969
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 9 8,983
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 17 17,215
6.50% , 04/15/32 ................... 19 18,830
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
...................... 7 6,826
Murphy Oil Corp., 5.88%, 12/01/42
(j)
....... 3 2,577
NFE Financing LLC, 12.00%, 11/15/29
(b)
..... 30 25,289
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 14 14,098
8.38% , 02/15/32 ................... 66 66,141
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 ................... 71 71,183
8.75% , 06/15/31 ................... 14 14,279
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 11 11,103
Parkland Corp., 6.63%, 08/15/32
(b)
........ 15 14,991
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 7 6,130
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 15 15,284
7.00% , 01/15/32 ................... 22 22,497
6.25% , 02/01/33 ................... 29 28,885
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 12 12,215
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 2 1,915
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 25 25,733
SM Energy Co., 7.00%, 08/01/32
(b)
........ 8 7,851
Sunoco LP, 6.25%, 07/01/33
(b)
........... 17 17,018
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 8 7,786
7.38% , 02/15/29 ................... 36 36,179
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00% , 09/01/31 ................... USD 4 $ 3,782
Talos Production, Inc., 9.38%, 02/01/31
(b)
.... 10 10,175
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 37 34,739
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
4 4,029
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
...................... 17 15,737
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 136 145,834
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(e) (f)
... 195 185,053
8.38% , 06/01/31 ................... 59 59,843
9.88% , 02/01/32 ................... 64 67,973
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.... 7 6,855
Vital Energy, Inc.
9.75% , 10/15/30 ................... 15 15,257
7.88% , 04/15/32
(b)
.................. 55 51,200
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 13 12,638
1,904,964
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 8 7,781
Passenger Airlines — 0.4%
(b)
American Airlines, Inc., 8.50%, 05/15/29 ..... 29 29,441
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 14 13,819
OneSky Flight LLC, 8.88%, 12/15/29 ....... 16 16,171
United Airlines, Inc., 4.63%, 04/15/29 ....... 28 26,496
85,927
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 18 17,709
Pharmaceuticals — 2.3%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 200 198,773
1375209 BC Ltd., 9.00%, 01/30/28
(b)
....... 14 13,989
Bausch Health Cos., Inc.
(b)
5.50% , 11/01/25 ................... 15 14,985
6.13% , 02/01/27 ................... 53 53,742
5.75% , 08/15/27 ................... 12 11,979
11.00% , 09/30/28 .................. 96 91,440
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
24 25,021
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 64 61,862
471,791
Professional Services — 0.8%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 15 14,755
CoreLogic, Inc., 4.50%, 05/01/28 ......... 100 93,077
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 35 35,058
KBR, Inc., 4.75%, 09/30/28 ............. 20 19,014
Science Applications International Corp., 4.88%,
04/01/28 ....................... 10 9,579
171,483
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 21 18,852
7.00% , 04/15/30
(b)
.................. 11 9,781
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 31 32,919
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... 18 16,425
4.38% , 02/01/31 ................... 11 9,791
87,768
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
22 21,080

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 4.75%, 04/15/29
(b)
......... USD 40 $ 38,561
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (h)
... 25 22,488
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
.. 14 12,058
73,107
Software — 6.1%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 221 207,301
Camelot Finance SA, 4.50%, 11/01/26 ...... 6 5,881
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 57 58,523
Central Parent LLC, 8.00%, 06/15/29 ....... 30 26,321
Central Parent, Inc., 7.25%, 06/15/29 ....... 26 22,500
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 75 69,573
4.88% , 07/01/29 ................... 64 57,087
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 135 131,229
9.00% , 09/30/29 ................... 189 188,507
8.25% , 06/30/32 ................... 125 127,091
Elastic NV, 4.13%, 07/15/29 ............ 30 27,975
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 29 28,519
Fair Isaac Corp., 4.00%, 06/15/28 ......... 19 18,066
McAfee Corp., 7.38%, 02/15/30 .......... 42 37,173
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 43 43,465
UKG, Inc., 6.88%, 02/01/31 ............. 171 173,469
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 31 28,438
1,251,118
Specialized REITs — 0.6%
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 ................... 35 35,795
6.25% , 01/15/33 ................... 49 48,528
SBA Communications Corp., 3.13%, 02/01/29 . 37 33,768
118,091
Specialty Retail — 1.9%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 9 8,665
4.75% , 03/01/30 ................... 2 1,870
5.00% , 02/15/32
(b)
.................. 2 1,814
Carvana Co.
(b)(g)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 49 51,524
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 70 76,367
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. 11 11,338
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 9 9,019
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 30 28,066
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 7 6,680
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 39 36,597
8.25% , 08/01/31 ................... 21 21,796
Staples, Inc., 10.75%, 09/01/29
(b)
......... 13 11,745
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 134 128,607
394,088
Technology Hardware, Storage & Peripherals — 0.2%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 10 10,366
Seagate HDD Cayman
8.25% , 12/15/29 ................... 13 13,822
8.50% , 07/15/31 ................... 18 19,117
Xerox Corp., 10.25%, 10/15/30 .......... 7 6,930
50,235
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc., 4.13%, 08/15/31 ............ 16 14,110
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 2 2,107
Levi Strauss & Co., 3.50%, 03/01/31 ....... 20 17,597
33,814
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 1.5%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 . USD 11 $ 11,571
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 31 30,384
7.88% , 12/01/30 ................... 43 44,907
7.00% , 05/01/31 ................... 74 75,186
7.00% , 06/15/32 ................... 47 47,660
5.88% , 04/15/33 ................... 27 25,795
H&E Equipment Services, Inc., 3.88%, 12/15/28 2 1,994
Herc Holdings, Inc., 6.63%, 06/15/29 ....... 15 15,048
Imola Merger Corp., 4.75%, 05/15/29 ....... 15 14,245
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... 11 11,007
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 12 12,173
6.38% , 03/15/33 ................... 16 16,081
306,051
Total Corporate Bonds — 95 .0%
(Cost: $ 19,565,119 ) ............................... 19,464,409
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28
(f)
............ 4 3,720
Electrical Equipment — 0.1%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.30%
,
12/21/29
(f)
........... 4 4,431
Financial Services — 0.0%
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
15.00%
,
12/09/27
(f)
................. 2 2,055
Machinery — 0.0%
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , 0.00%
,
12/21/29
(f)
.... 2 2,532
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 12,355 ) ................................. 12,738
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
(a)(c)
Lehman Brothers Holdings Capital Trust Escrow
Bonds .......................... 110 110
Lehman Brothers Holdings Capital Trust Escrow
Bonds .......................... 30 30
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 140
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.1%
Aerospace & Defense — 0.2%
Boeing Co. (The) , 6.00% , 10/15/27
(h)
........ 1 48,043

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks — 0.1%
PNC Financial Services Group, Inc. (The)
(e)(f)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ USD 8 $ 8,111
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ........................ 17 17,087
25,198
Electric Utilities — 0.3%
(e)(f)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ........................ 20 19,141
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ........................ 11 9,938
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 35 38,536
67,615
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (e) (f)
....................... 44 44,554
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(e) (f)
........... 30 29,965
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
. —
(l)
17,616
Total Capital Trusts — 1 .1%
(Cost: $ 226,282 ) ................................. 232,991
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
(a)
Veritas Newco ....................... 61 1,403
Veritas Newco, Series G-1 ............... 42 969
2,372
Total Preferred Stocks — 0.0%
(Cost: $ 2,063 ) .................................. 2,372
Total Preferred Securities — 1 .1%
(Cost: $ 228,345 ) ................................. 235,363
Total Long-Term Investments — 96.7%
(Cost: $ 19,913,688 ) ............................... 19,804,973
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(m) (n)
................... 274,028 $ 274,028
Total Short-Term Securities — 1 .3%
(Cost: $ 274,028 ) ................................. 274,028
Total Investments — 98 .0%
(Cost: $ 20,187,716 ) ............................... 20,079,001
Other Assets Less Liabilities — 2.0% .................... 407,437
Net Assets — 100.0% ...............................
$ 20,486,438

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Rounds to less than 1,000.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 335,134 $ — $ (61,106)
(a)
$ — $ — $ 274,028 274,028 $ 1,999 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 448,305 — (448,635) 27,965 (27,635) — — 4,187 —
$ 27,965 $ (27,635) $ 274,028 $ 6,186 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 444,467 State Street Bank and Trust Co. 06/18/25 $ (5,708)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 787 $ 41,557 $ 45,045 $ (3,488)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 630 $ 7,056 $ (865) $ 7,921
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,323 $ — $ — $ 92,323
Corporate Bonds ........................................ — 19,464,409 — 19,464,409
Floating Rate Loan Interests ................................. — 12,738 — 12,738
Other Interests .......................................... — 140 — 140
Preferred Securities
Aerospace & Defense .................................... 48,043 — — 48,043
Banks ............................................... — 25,198 — 25,198
Commercial Services & Supplies ............................. — 2,372 — 2,372
Electric Utilities ........................................ — 67,615 — 67,615
Independent Power and Renewable Electricity Producers ............ — 44,554 — 44,554
Oil, Gas & Consumable Fuels ............................... — 29,965 — 29,965
Semiconductors & Semiconductor Equipment .................... 17,616 — — 17,616
Short-Term Securities
Money Market Funds ...................................... 274,028 — — 274,028
$ 432,010 $ 19,646,991 $ — $ 20,079,001
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ — $ 7,921 $ — $ 7,921
Liabilities
Credit contracts ........................................... — (3,488) — (3,488)
Foreign currency exchange contracts ............................ — (5,708) — (5,708)
$ — $ (1,275) $ — $ (1,275)
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
ETF Exchange-Traded Fund
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)